Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Accrued Liabilities, Current [Abstract]
Schedule of Accrued Liabilities
As of December 31, 2016 and 2015, accrued liabilities consisted of the following (in thousands):

	December 31,
	2016	2015
Interest costs and related debt fees	$205,312	$150,336
Sabine Pass LNG terminal and related pipeline costs	210,670	70,924
Other accrued liabilities	1,520	3,032
Total accrued liabilities	$417,502	$224,292